The result of liability adequacy test (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
The result of liability adequacy test [Line Items]
Provisions for test	₩ 20,143,046	₩ 18,248,836
LAT base	14,109,232	13,613,820
Premium loss	(6,033,814)	(4,635,016)
Participating
The result of liability adequacy test [Line Items]
Provisions for test	1,393,920	1,323,607
LAT base	2,205,583	2,072,365
Premium loss	811,663	748,758
Participating | Fixed interest
The result of liability adequacy test [Line Items]
Provisions for test	582,842	571,759
LAT base	1,351,510	1,375,004
Premium loss	768,668	803,245
Participating | Variable interest
The result of liability adequacy test [Line Items]
Provisions for test	811,078	751,848
LAT base	854,073	697,361
Premium loss	42,995	(54,487)
Non-Participating
The result of liability adequacy test [Line Items]
Provisions for test	18,749,126	16,925,229
LAT base	11,903,649	11,541,455
Premium loss	(6,845,477)	(5,383,774)
Non-Participating | Fixed interest
The result of liability adequacy test [Line Items]
Provisions for test	5,374,209	4,767,752
LAT base	2,083,833	3,010,507
Premium loss	(3,290,376)	(1,757,245)
Non-Participating | Variable interest
The result of liability adequacy test [Line Items]
Provisions for test	13,374,917	12,157,477
LAT base	9,819,816	8,530,948
Premium loss	₩ (3,555,101)	₩ (3,626,529)